Related Party Transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amount due from related parties
Total	¥ 24,798	$ 3,595	¥ 18,196
Amount due to related parties
Amounts due to related parties	24,861	$ 3,605	83,591
Tencent Group
Amount due from related parties
Total	22,616		8,763
Amount due to related parties
Amounts due to related parties	19,081		67,370
Baidu Group
Amount due from related parties
Total			6,400
Amount due to related parties
Amounts due to related parties			14,600
Kuaishou Group
Amount due from related parties
Total	2,182		2,998
Amount due to related parties
Amounts due to related parties	¥ 5,780		¥ 1,640